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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Davis-Rea Ltd.
Address: 95 St. Clair Avenue West, Suite 1400
         Toronto, ON M4V 1N6
         CANADA

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James E. Houston
Title: President & COO
Phone: 416-961-2494

Signature, Place, and Date of Signing:


/s/ James E. Houston                      Toronto, Ontario          2/2/2010
------------------------------------   ---------------------   -----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         40

Form 13F Information Table Value Total:     128943
                                        (thousands)

List of Other Included Managers: none

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- ----------- --------- ----------------- ---------- -------- ------------------
                                                                                                        VOTING AUTHORITY
                                                         VALUE    SHRS OR SH/ PUT/ INVESTMENT   OTHER  ------------------
       NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x $1000)  PRN AMT PRN CALL DISCRETION  MANAGER  SOLE  SHARED NONE
--------------------------- -------------- ----------- --------- -------- --- ---- ---------- -------- ------ ------ ----
BANK OF MONTREAL            COM            063671 10 1      6206   116734 SH       SOLE       NONE     116734
BANK OF NOVA SCOTIA         COM            064149 10 7      8159   172425 SH       SOLE       NONE     172425
BARRICK GOLD                COM            067901 10 8       913    23133 SH       SOLE       NONE      23133
BHP BILLITON -ADR-          SPONSORED ADR  05545E 20 9      5322    69504 SH       SOLE       NONE      69504
BROOKFIELD ASSET MGT-A LV   CL A LTD VT SH 112585 10 4       215     9675 SH       SOLE       NONE       9675
CANADIAN PACIFIC RAILWAY    COM            13645T 10 0       331     6099 SH       SOLE       NONE       6099
CENOVUS ENERGY              COM            15135U 10 9      2853   113085 SH       SOLE       NONE     113085
CDN IMPERIAL BK OF COMMERCE COM            136069 10 1      1159    17865 SH       SOLE       NONE      17865
DANAHER CORP DEL            COM            235851 10 2      3701    49214 SH       SOLE       NONE      49214
DORAL ENERGY new            COM NEW        25811P 88 6         9    58000 SH       SOLE       NONE      58000
ELIZABETH ARDEN*            COM            28660G 10 6       159    11051 SH       SOLE       NONE      11051
ENBRIDGE                    COM            29250N 10 5     17276   373198 SH       SOLE       NONE     373198
ENCANA                      COM            292505 10 4      3682   113385 SH       SOLE       NONE     113385
ENDEAVOUR SILVER            COM            29258Y 10 3        74    19200 SH       SOLE       NONE      19200
EXXON MOBIL                 COM            30231G 10 2      5784    84819 SH       SOLE       NONE      84819
FEMALE HEALTH *             COM            314462 10 2        47    10000 SH       SOLE       NONE      10000
GAMMON GOLD                 COM            36467T 10 6       185    16800 SH       SOLE       NONE      16800
GOLDCORP INC NEW            COM            380956 40 9       532    13515 SH       SOLE       NONE      13515
IMPERIAL OIL                COM NEW        453038 40 8     12717   328563 SH       SOLE       NONE     328563
INTL BUSINESS MACHINES      COM            459200 10 1       402     3072 SH       SOLE       NONE       3072
JOHNSON & JOHNSON           COM            478160 10 4       400     6211 SH       SOLE       NONE       6211
LIHIR GOLD -ADR-            SPONSORED ADR  532349 10 7       964    33020 SH       SOLE       NONE      33020
MEDCO HEALTH SOLUTIONS      COM            58405U 10 2       217     3400 SH       SOLE       NONE       3400
MICROSOFT                   COM            594918 10 4       635    20825 SH       SOLE       NONE      20825
NEW GOLD INC CDA            COM            644535 10 6        91    25000 SH       SOLE       NONE      25000
ORACLE                      COM            68389X 10 5      2868   116904 SH       SOLE       NONE     116904
PAN AMERICAN SILVER         COM            697900 10 8      1012    42425 SH       SOLE       NONE      42425
PENN WEST ENERGY T/U        TR UNIT        707885 10 9      1687    94783 SH       SOLE       NONE      94783
PEPSICO                     COM            713448 10 8      1065    17390 SH       SOLE       NONE      17390
PROCTER & GAMBLE            COM            742718 10 9       607    10020 SH       SOLE       NONE      10020
RESEARCH IN MOTION          COM            760975 10 2       199     2942 SH       SOLE       NONE       2942
ROYAL BK CDA                COM            780087 10 2     14929   278082 SH       SOLE       NONE     278082
SILVER WHEATON              COM            828336 10 7       321    21400 SH       SOLE       NONE      21400
SUN LIFE FINANCIAL          COM            866896 10 5      5262   182725 SH       SOLE       NONE     182725
SUNCOR ENERGY INC NEW       COM            867224 10 7      2662    75144 SH       SOLE       NONE      75144
TALISMAN ENERGY             COM            87425E 10 3      4456   237742 SH       SOLE       NONE     237742
THOMSON REUTERS             COM            884903 10 5      6492   200895 SH       SOLE       NONE     200895
TIM HORTONS                 COM            88706M 10 3      1775    58038 SH       SOLE       NONE      58038
TORONTO DOMINION BANK       COM NEW        891160 50 9     12772   203417 SH       SOLE       NONE     203417
TRANSCANADA CORP            COM            89353D 10 7       802    23052 SH       SOLE       NONE      23052